Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000028102 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028102 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028102 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028102 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028102 | Lam Research Corp. - FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028102 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028102 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028102 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028102 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028102 | KLA Corp. - FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028102 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000028102 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000028102 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028102 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028102 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028102 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028102 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028102 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028102 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028102 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028102 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028102 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028102 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028099 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028099 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028099 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028099 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028099 | Lam Research Corp. - FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028099 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028099 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028099 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028099 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028099 | KLA Corp. - FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028099 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000028099 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000028099 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028099 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028099 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028099 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028099 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028099 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028099 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028099 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028099 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028099 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028099 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028101 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028101 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028101 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028101 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028101 | Lam Research Corp. - FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028101 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028101 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028101 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028101 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028101 | KLA Corp. - FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028101 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000028101 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000028101 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028101 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028101 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028101 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028101 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028101 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028101 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028101 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028101 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028101 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028101 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028105 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028105 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028105 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028105 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028105 | Lam Research Corp. - FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028105 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028105 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028105 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028105 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028105 | KLA Corp. - FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028105 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000028105 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000028105 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028105 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028105 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028105 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028105 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028105 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028105 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028105 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028105 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028105 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028105 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000135457 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000135457 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135457 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135457 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135457 | Lam Research Corp. - FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135457 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135457 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135457 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135457 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135457 | KLA Corp. - FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135457 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000135457 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000135457 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000135457 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000135457 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000135457 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135457 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135457 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135457 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135457 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135457 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135457 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000135457 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%